COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged	Assets Pledged

(in millions of $)	June 30, 2017	December 31, 2016
Book value of consolidated assets pledged under ship mortgages	$1,914	$2,009